Exhibit 99.1

Marathon CRE 2018-FL1 Issuer, Ltd.

Report To:

Marathon CRE 2018-FL1 Issuer, Ltd.

Marathon CRE 2018-FL1 REIT, LLC

J.P. Morgan Securities LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

14 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Marathon CRE 2018-FL1 Issuer, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands	J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Marathon CRE 2018-FL1 REIT, LLC c/o Corporation Service Company 251 Little Falls Drive Wilmington, Delaware 19808	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, NY 10152

Re: Marathon CRE 2018-FL1 Issuer, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist Marathon CRE 2018-FL1 Issuer, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum, which is defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Marathon CRE 2018-FL1 REIT, LLC (“Marathon”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Marathon, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Marathon, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Marathon, on behalf of the Issuer, instructed us to perform no procedures,
f.	A draft of the preliminary offering memorandum for the Marathon CRE 2018-FL1 Issuer, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Marathon, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Marathon, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes and Preferred Shares will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 June 2018

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, Marathon, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer will primarily consist of 19 floating rate commercial real estate mortgage loans (the “Mortgage Loans”), each secured by a first-lien mortgage or deed-of-trust on a multifamily, office, hospitality, mixed use or industrial property (collectively, the “Mortgaged Properties”),
b.	With respect to one Mortgage Loan, there exists fully funded pari-passu participation interests (the “Non-Trust Pari Passu Participations”) which will not be assets of the Issuer as of the closing date of the Marathon CRE 2018-FL1 Issuer, Ltd. securitization transaction (the “Closing Date”),
c.	With respect to 16 Mortgage Loans, there exist pari-passu interests (collectively, the “Future Funding Participations”) that are unfunded as of 11 June 2018 (the “Reference Date”), which will not be assets of the Issuer as of the Closing Date, and which evidence the amount of certain future advances which may be made subsequent to the Reference Date,
d.	Each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s), if any, is hereinafter referred to as the “Whole Loan,”
e.	Each Mortgage Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Mortgage Loan” and
f.	Each Whole Loan, together with the corresponding Future Funding Participation, if any, is hereinafter referred to as the “Committed Whole Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Mortgage Loans and do not include any Non-Trust Pari Passu Participations or Future Funding Participations and
b.	All references and recalculations related to the Whole Loans that are described in this report are based on the Mortgage Loans and corresponding Non-Trust Pari Passu Participations, as applicable, and do not include any Future Funding Participations.

Procedures performed and our associated findings

1.	Marathon, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Marathon, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 1 to Attachment A that were provided by Marathon, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1.

Attachment A Page 2 of 21

1. (continued)

The Source Document(s) that we were instructed by Marathon, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Marathon, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Marathon, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Loans. For the avoidance of doubt, for the purpose of the procedures described in this report, Marathon, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by Marathon, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Marathon. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, Marathon, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that Marathon, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Cut-off Date Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Principals (Individuals)” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principals (Individuals)” (each, a “Related Borrower (Y/N)”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 21

6.	Using the:
a.	Initial Maturity Date or Anticipated Repayment Date and
b.	Extension Options Description

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Maturity Date” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Initial Loan Term (Original) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off Date Seasoning,
b.	Initial Loan Term (Original) and
c.	Fully Extended Loan Term (Original)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Cut-off Date Initial Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan (except for the Legend Park Apartments Mortgage Loan (as defined in Note 4 on Exhibit 1 to Attachment A) which is described in the succeeding paragraph of this Item 9.), all of which have the “Amortization Type During Initial Term” characteristic as “Interest Only” on the Final Data File (each, an “Interest Only Mortgage Loan”), Marathon, on behalf of the Issuer, instructed us to use the “Initial Loan Term (Original)” of each Interest Only Mortgage Loan, as shown on the Final Data File, for the “IO Number of Months” characteristic.

With respect to the Legend Park Apartments Mortgage Loan, which has the “Amortization Type During Initial Term” characteristic as “Amortizing Balloon” and for which the loan agreement Source Document indicates that the borrower is required to make monthly principal payments commencing on the “First Payment Date” through and including the “Initial Maturity Date or Anticipated Repayment Date,” both as shown on the Final Data File, Marathon, on behalf of the Issuer, instructed us to use “0” for the “IO Number of Months” characteristic.

Attachment A Page 4 of 21

9. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	For each Interest Only Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “0” for the “Amort Number of Months” characteristic.

For the Legend Park Apartments Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use the “Initial Loan Term (Original),” as shown on the Final Data File, for the “Amort Number of Months” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Initial Funded Amount ($),
b.	Future Funding Participation Commitment ($) and
c.	Pari Passu Debt Amount ($)

of each Mortgage Loan, Future Funding Participation and the Non-Trust Pari Passu Participations, as applicable, all as shown on the Final Data File, we recalculated the “Commitment Original Balance ($)” of each Committed Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Cut-off Date Future Funding Remaining Balance ($),
b.	Non-trust Pari Passu Cut-off Date Balance ($) and
c.	Commitment Original Balance ($)

of each Interest Only Mortgage Loan, all as shown on the Final Data File, we recalculated the principal balance as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and as of the “Initial Maturity Date or Anticipated Repayment Date” (the “Mortgage Loan Balloon Payment ($)”) of each Interest Only Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to:

i.	Recalculate both the “Mortgage Loan Cut-off Date Balance ($)” and “Mortgage Loan Balloon Payment ($)” by subtracting the “Cut-off Date Future Funding Remaining Balance ($)” and “Non-Trust Pari Passu Cut-off Date Balance,” as applicable, from the “Commitment Original Balance ($)” (all as shown on the Final Data File) for each Interest Only Mortgage Loan and
ii.	Ignore differences of +/- $1 or less.

Attachment A Page 5 of 21

12. (continued)

With respect to the Legend Park Apartments Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Initial Maturity Date or Anticipated Repayment Date,” both as shown on the Final Data File, and
b.	The borrower is required to make monthly principal payments of $20,000 on each of the first 12 payment dates, commencing on the “First Payment Date” (as shown on the Final Data File) and make monthly principal payments of $30,000 on each of the following 12 payment dates (each such monthly principal payment, a “Legend Park Apartments Mortgage Loan Monthly Principal Amount,” and the total of all Legend Park Apartments Mortgage Loan Monthly Principal Amounts, the “Legend Park Apartments Mortgage Loan Amortization Amount”).

For the Legend Park Apartments Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to:

a.	Recalculate the “Mortgage Loan Cut-off Date Balance ($)” of the Legend Park Apartments Mortgage Loan as the difference between:
i.	The “Commitment Original Balance ($),” as shown on the Final Data File, and
ii.	The total of all Legend Park Apartments Mortgage Loan Monthly Principal Amounts due from and including the “First Payment Date,” as shown on the Final Data File, through and including the Reference Date (such total amount, the “Legend Park Apartments Mortgage Loan Amortization Amount as of the Reference Date”) and
b.	Recalculate the “Mortgage Loan Balloon Payment ($)” of the Legend Park Apartments Mortgage Loan as the difference between:
i.	The “Commitment Original Balance ($),” as shown on the Final Data File, and
ii.	The Legend Park Apartments Mortgage Loan Amortization Amount, as calculated in the preceding paragraph of this Item 12.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Marathon, on behalf of the Issuer, described in this Item 12. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Mortgage Loan Cut-off Date Balance ($)” of the Mortgage Loans, as shown on the Final Data File, we recalculated the “Mortgage Loan % of Total Cut-off Date Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 21

14.	Using the:
a.	LIBOR Floor % and
b.	Fully Funded Mortgage Loan Margin %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Rate Floor” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Libor Cap Strike Price % and
b.	Fully Funded Mortgage Loan Margin %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Rate Cap” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Fully Funded Mortgage Loan Margin %,” as shown on the Final Data File, and a LIBOR assumption of 2.0000% that was provided by Marathon, on behalf of the Issuer, we recalculated the “Fully Funded Mortgage Loan Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Fully Funded Mortgage Loan Margin %,
c.	LIBOR Floor %,
d.	LIBOR Cap Strike Price % and
e.	Interest Accrual Basis

of each Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 2.0000% that was provided by Marathon, on behalf of the Issuer, information contained in the corresponding Source Documents, as applicable, and the calculation methodologies provided by Marathon, on behalf of the Issuer, described in the succeeding paragraphs of this Item 17., we recalculated the:

i.	Annual Debt Service Payment (P&I),
ii.	Annual Debt Service Payment (IO) and
iii.	Annual Debt Service Payment (Cap)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Interest Only Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “NAP” for the “Annual Debt Service Payment (P&I)” characteristic.

Attachment A Page 7 of 21

17. (continued)

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (P&I)” of the Legend Park Apartments Mortgage Loan as the aggregate amount of the:

a.	Legend Park Apartments Mortgage Loan Monthly Principal Amounts and
b.	Monthly scheduled interest due amounts, calculated based on the:
i.	Mortgage Loan Cut-off Date Balance, as periodically reduced by the corresponding Legend Park Apartments Mortgage Loan Monthly Principal Amount,
ii.	The greater of the:
(a)	Fully Funded Mortgage Loan Rate %, as shown on the Final Data File and
(b)	Mortgage Rate Floor, as shown on the Final Data File and
iii.	Interest Accrual Basis, as shown on the Final Data File,

corresponding to each of the first 12 monthly payment due dates, as described in the corresponding Source Documents, following the Reference Date.

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (IO)” of each Interest Only Mortgage Loan as the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The greater of the:
i.	Fully Funded Mortgage Loan Rate %, as shown on the Final Data File and
ii.	Mortgage Rate Floor, as shown on the Final Data File and
c.	365/360.
d.

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (IO)” of the Legend Park Apartments Mortgage Loan as the difference between the:

a.	Annual Debt Service Payment (P&I), as shown on the Final Data File, and
b.	Aggregate amount of the Legend Park Apartments Mortgage Loan Monthly Principal Amounts corresponding to each of the first 12 monthly payment due dates, as described in the corresponding Source Documents, following the Reference Date.

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (Cap)” of each Interest Only Mortgage Loan as the product of:

a.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Rate Cap”, as shown on the Final Data File and
c.	365/360.

Attachment A Page 8 of 21

17. (continued)

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (Cap)” of the Legend Park Apartments Mortgage Loan as the aggregate amount of the:

a.	Legend Park Apartments Mortgage Loan Monthly Principal Amounts and
b.	Monthly scheduled interest due amounts, calculated based on the:
i.	Mortgage Loan Cut-off Date Balance, as periodically reduced by the corresponding Legend Park Apartments Mortgage Loan Monthly Principal Amount,
ii.	Mortgage Rate Cap, as shown on the Final Data File, and
iii.	Interest Accrual Basis, as shown on the Final Data File,

corresponding to each of the first 12 monthly payment due dates, as described in the corresponding Source Documents, following the Reference Date.

18.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	As-Is Appraised Value

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan (as defined in Note 4 on Exhibit 1 to Attachment A and the Mortgage Loan identified on the Final Data File as “Sheraton Albuquerque Airport” (the “Sheraton Albuquerque Airport Mortgage Loan”), which are described in the succeeding paragraphs of this Item 18.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” and “Whole Loan As-Is LTV” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan and Sheraton Albuquerque Airport Mortgage Loan).

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” and “Whole Loan As-Is LTV” using the:

a.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance and
b.	As-Is Appraised Value,

all as shown on the Final Data File.

For the Sheraton Albuquerque Airport Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” and “Whole Loan As-Is LTV” characteristics using the:

a.	Difference between the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Capital Improvement Reserve (Initial) ($) and
b.	As-Is Appraised Value,

all as shown on the Final Data File.

Attachment A Page 9 of 21

18. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” and “Whole Loan As-Is LTV” to the nearest 1/10th of one percent.

19.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Stabilized Appraised Value

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, which is described in the succeeding paragraph of this Item 19.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date (As-Stabilized) Estimated LTV Ratio” and “Whole Loan As-Stabilized LTV” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan).

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Cut-off Date (As-Stabilized) Estimated LTV Ratio” and “Whole Loan As-Stabilized LTV” using the:

a.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance and
b.	Stabilized Appraised Value,

all as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Mortgage Loan Cut-off Date (As-Stabilized) Estimated LTV Ratio” and “Whole Loan As-Stabilized LTV” to the nearest 1/10th of one percent.

20.	For each Mortgage Loan (except for the Mortgage Loans which are described in the succeeding paragraph of this Item 20.), we recalculated the “Mortgage Loan Most Recent NOI DSCR” and “Whole Loan Most Recent NOI DSCR” using the:
a.	Most Recent Actual NOI and
b.	Annual Debt Service Payment (IO), in the case of the Interest Only Mortgage Loans, or Annual Debt Service Payment (P&I), in the case of the Legend Park Apartments Mortgage Loan,

all as shown on the Final Data File.

Attachment A Page 10 of 21

20. (continued)

For the Mortgage Loans identified on the Final Data File as:

a.	4804 New Utrecht Avenue,
b.	650 Clyde Court,
c.	Freehand New York
d.	Austin UpCycle and
e.	358 East 149th Street,

Marathon, on behalf of the Issuer, instructed us to use “N/A” for the “Mortgage Loan Most Recent NOI DSCR” and “Whole Loan Most Recent NOI DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, described in this Item 20.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Mortgage Loan Most Recent NOI DSCR” and “Whole Loan Most Recent NOI DSCR” to two decimal places.

21.	For each Mortgage Loan (except for the Mortgage Loans which are described in the succeeding paragraph of this Item 21.), we recalculated the “Mortgage Loan Most Recent NCF DSCR” and “Whole Loan Most Recent NCF DSCR” using the:
a.	Most Recent Actual NCF and
b.	Annual Debt Service Payment (IO), in the case of the Interest Only Mortgage Loans, or Annual Debt Service Payment (P&I), in the case of the Legend Park Apartments Mortgage Loan,

all as shown on the Final Data File.

For the Mortgage Loans identified on the Final Data File as:

a.	4804 New Utrecht Avenue,
b.	650 Clyde Court,
c.	Freehand New York
d.	Austin UpCycle and
e.	358 East 149th Street,

Marathon, on behalf of the Issuer, instructed us to use “N/A” for the “Mortgage Loan Most Recent NCF DSCR” and “Whole Loan Most Recent NCF DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, described in this Item 21.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Mortgage Loan Most Recent NCF DSCR” and “Whole Loan Most Recent NCF DSCR” to two decimal places.

Attachment A Page 11 of 21

22.	For each Mortgage Loan (except for the Mortgage Loans which are described in the succeeding paragraph of this Item 22.), we recalculated the “Mortgage Loan Underwritten NOI DSCR” and “Whole Loan UW NOI DSCR” using the:
a.	Underwritten NOI and
b.	Annual Debt Service Payment (IO), in the case of the Interest Only Mortgage Loans, or Annual Debt Service Payment (P&I), in the case of the Legend Park Apartments Mortgage Loan,

all as shown on the Final Data File.

For the Mortgage Loans identified on the Final Data File as:

a.	4804 New Utrecht Avenue,
b.	15 Park Row,
c.	650 Clyde Court,
d.	Cavanaugh Apartments,
e.	Austin UpCycle and
f.	358 East 149th Street,

Marathon, on behalf of the Issuer, instructed us to use “1.00x” for the “Mortgage Loan Underwritten NOI DSCR” and “Whole Loan UW NOI DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, described in this Item 22.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Mortgage Loan Underwritten NOI DSCR” and “Whole Loan UW NOI DSCR” to two decimal places.

23.	For each Mortgage Loan (except for the Mortgage Loans which are described in the succeeding paragraph of this Item 23.), we recalculated the “Mortgage Loan Underwritten NCF DSCR” and “Whole Loan UW NCF DSCR” using the:
a.	Underwritten NCF and
b.	Annual Debt Service Payment (IO), in the case of the Interest Only Mortgage Loans, or Annual Debt Service Payment (P&I), in the case of the Legend Park Apartments Mortgage Loan,

all as shown on the Final Data File.

For Mortgage Loans identified on the Final Data File as:

a.	4804 New Utrecht Avenue,
b.	15 Park Row,
c.	650 Clyde Court,
d.	Cavanaugh Apartments,
e.	Jeffersonian Apartments,
f.	Austin UpCycle and
g.	358 East 149th Street,

Marathon, on behalf of the Issuer, instructed us to use “1.00x” for the “Mortgage Loan Underwritten NCF DSCR” and “Whole Loan UW NCF DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, described in this Item 23.

Attachment A Page 12 of 21

23. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Mortgage Loan Underwritten NCF DSCR” and “Whole Loan UW NCF DSCR” to two decimal places.

24.	Using the:
a.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($),
ii.	Cut-off Date Future Funding Remaining Balance ($) and
iii.	Non-Trust Pari Passu Cut-off Date Balance ($),
b.	Fully Funded Mortgage Loan Margin %,
c.	LIBOR Floor %,
d.	LIBOR Cap Strike Price % and
e.	Interest Accrual Basis

of each Mortgage Loan (except for the Legend Park Apartments Mortgage Loan, which is described in a succeeding paragraph of this Item 24.), as applicable, all as shown on the Final Data File, a LIBOR assumption of 2.0000% that was provided by Marathon, on behalf of the Issuer, and the calculation methodologies provided by Marathon, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 24., we calculated the “Fully Funded Mortgage Loan Annual Debt Service” of each Mortgage Loan (except for the Legend Park Apartments Mortgage Loan).

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to calculate the “Fully Funded Mortgage Loan Annual Debt Service” of each Mortgage Loan (except for the Legend Park Apartments Mortgage Loan, which is described in a succeeding paragraph of this Item 24.) as the product of:

a.	The sum of the:
i.	Mortgage Loan Cut-off Date Balance ($),
ii.	Cut-off Date Future Funding Remaining Balance ($), as applicable, and
iii.	Non-Trust Pari Passu Cut-off Date Balance ($), as applicable,

all as shown on the Final Data File,

b.	The sum of the:
i.	Fully Funded Mortgage Loan Margin %, as shown on the Final Data File and
ii.	Greater of the:
(a)	LIBOR Floor %, as shown on the Final Data File, and
(b)	Lesser of the:
(1.)	LIBOR assumption of 2.0000% that was provided by Marathon, on behalf of the Issuer, and
(2.)	LIBOR Cap Strike Price %, as applicable, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 13 of 21

24. (continued)

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to calculate the “Fully Funded Mortgage Loan Annual Debt Service” of the Legend Park Apartments Mortgage Loan as the aggregate amount of the:

a.	Legend Park Apartments Mortgage Loan Monthly Principal Amounts and
b.	Monthly scheduled interest amounts, calculated based on the “Mortgage Loan Cut-off Date Balance,” as periodically reduced by the corresponding Legend Park Apartments Mortgage Loan Monthly Principal Amount, as applicable, due for the first 12 monthly payment due dates, as described in the corresponding Source Documents, following the Reference Date.

25.	Using the:
a.	Underwritten Stabilized NOI, as shown on the Final Data File, and
b.	Fully Funded Mortgage Loan Annual Debt Service

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, which is described in the succeeding paragraph of this Item 25.), we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan).

For the purpose of comparing the “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR” characteristic for the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “1.00x” for the “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR” characteristic. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, that are described in this Item 25.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR” to two decimal places.

26.	Using the:
a.	Underwritten Stabilized NCF, as shown on the Final Data File, and
b.	Fully Funded Mortgage Loan Annual Debt Service

of each Mortgage Loan, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR” to two decimal places.

Attachment A Page 14 of 21

27.	Using the:
a.	Appraisal Stabilized NOI, as shown on the Final Data File, and
b.	Fully Funded Mortgage Loan Annual Debt Service

of each Mortgage Loan, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR” to two decimal places.

28.	Using the:
a.	Appraisal Stabilized NCF, as shown on the Final Data File, and
b.	Fully Funded Mortgage Loan Annual Debt Service

of each Mortgage Loan, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR” to two decimal places.

29.	Using the:
a.	Most Recent Actual NOI and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, which is described in the succeeding paragraph of this Item 29.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Most Recent NOI Debt Yield” and “Whole Loan Most Recent NOI Debt Yield” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan).

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Mortgage Loan Most Recent NOI Debt Yield” and “Whole Loan Most Recent NOI Debt Yield” using the:

a.       Most Recent Actual NOI and

b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance,

all as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Most Recent NOI Debt Yield” and “Whole Loan Most Recent NOI Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 15 of 21

30.	Using the:
a.	Most Recent Actual NCF and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, which is described in the succeeding paragraph of this Item 30.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield” and “Whole Loan Most Recent NCF Debt Yield” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan).

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield” and “Whole Loan Most Recent NCF Debt Yield” using the:

a.	Most Recent Actual NCF and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance,

all as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Most Recent NCF Debt Yield” and “Whole Loan Most Recent NCF Debt Yield” to the nearest 1/10th of one percent.

31.	Using the:
a.	Underwritten NOI and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan and the Mortgage Loans identified on the Final Data File as “Austin UpCycle” and “650 Clyde Court” (the “Austin UpCycle Mortgage Loan” and “650 Clyde Court Mortgage Loan,” respectively), which are described in the succeeding paragraphs of this Item 31.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” and “Whole Loan UW NOI Debt Yield” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan).

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” and “Whole Loan UW NOI Debt Yield” using the:

a.	Underwritten NOI and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance,

all as shown on the Final Data File.

Attachment A Page 16 of 21

31. (continued)

For the purpose of comparing the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” and “Whole Loan UW NOI Debt Yield” characteristics for the Austin UpCycle Mortgage Loan and 650 Clyde Court Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “N/A” for the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” and “Whole Loan UW NOI Debt Yield” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, that are described in this Item 31.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Underwritten NOI Debt Yield” and “Whole Loan UW NOI Debt Yield” to the nearest 1/10th of one percent.

32.	Using the:
a.	Underwritten NCF and
b.	Mortgage Loan Cut-off Date Balance ($)

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, Austin UpCycle Mortgage Loan and 650 Clyde Court Mortgage Loan, which are described in the succeeding paragraphs of this Item 32.), both as shown on the Final Data File, we recalculated the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield” and “Whole Loan UW NCF Debt Yield” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, Austin UpCycle Mortgage Loan and 650 Clyde Court Mortgage Loan).

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield” and “Whole Loan UW NCF Debt Yield” using the:

a.	Underwritten NCF and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance,

all as shown on the Final Data File.

For the purpose of comparing the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield” and “Whole Loan UW NCF Debt Yield” characteristics for the Austin UpCycle Mortgage Loan and 650 Clyde Court Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “N/A” for the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield” and “Whole Loan UW NCF Debt Yield” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Marathon, on behalf of the Issuer, that are described in this Item 32.

Attachment A Page 17 of 21

32. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Cut-off Date Mortgage Loan Underwritten NCF Debt Yield” and “Whole Loan UW NCF Debt Yield” to the nearest 1/10th of one percent.

33.	Using the:
a.	Underwritten Stabilized NOI and
b.	Sum of the:
iii.	Mortgage Loan Cut-off Date Balance ($),
iv.	Cut-off Date Future Funding Remaining Balance ($) and
v.	Non-Trust Pari Passu Cut-off Date Balance ($)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield” to the nearest 1/10th of one percent.

34.	Using the:
a.	Underwritten Stabilized NCF and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($),
ii.	Cut-off Date Future Funding Remaining Balance ($) and
iii.	Non-Trust Pari Passu Cut-off Date Balance ($)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield” to the nearest 1/10th of one percent.

Attachment A Page 18 of 21

35.	Using the:
a.	Appraisal Stabilized NOI and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($),
ii.	Cut-off Date Future Funding Remaining Balance ($) and
iii.	Non-Trust Pari Passu Cut-off Date Balance ($)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield” to the nearest 1/10th of one percent.

36.	Using the:
a.	Appraisal Stabilized NCF and
b.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($),
ii.	Cut-off Date Future Funding Remaining Balance ($) and
iii.	Non-Trust Pari Passu Cut-off Date Balance ($)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to round the “Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield” to the nearest 1/10th of one percent.

37.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Payment ($) and
c.	No of Units

of each Mortgage Loan (except for the 15 Park Row Mortgage Loan, which is described in the succeeding paragraph of this Item 37.), all as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date Balance / Unit ($)” and “Mortgage Loan Balloon Payment / Unit ($)” of each Mortgage Loan (except for the 15 Park Row Mortgage Loan).

Attachment A Page 19 of 21

37. (continued)

For the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Cut-off Date Balance / Unit ($)” and “Mortgage Loan Balloon Payment / Unit ($)” using the:

a.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($) and
ii.	Non-Trust Pari Passu Cut-off Date Balance and

b.       No of Units,

all as shown on the Final Data File.f

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

38.	Using the:
a.	Sum of the:
i.	Mortgage Loan Cut-off Date Balance ($),
ii.	Cut-off Date Future Funding Remaining Balance ($) and
iii.	Non-Trust Pari Passu Cut-off Date Balance ($) and
b.	No of Units

of each Mortgage Loan, as applicable, as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Cut-off Date Balance / Unit ($)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

39.	Using the:
a.	Minimum Interest Payment and
b.	Interest Paid as of Cut-off Date

of each Stated Minimum Interest Amount Mortgage Loan (as defined in Note 11 on Exhibit 1 to Attachment A), both as shown on the Final Data File, we recalculated the “Minimum Interest Remaining” of each Stated Minimum Interest Amount Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Stated Minimum Interest Amount Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “N/A” for the “Minimum Interest Remaining” characteristic.

Attachment A Page 20 of 21

40.	Using the:
a.	Minimum Interest Remaining,
b.	Commitment Original Balance,
c.	Fully Funded Mortgage Loan Rate % and
d.	Cut-off Date Seasoning

of each Stated Minimum Interest Amount Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by Marathon, on behalf of the Issuer, that are described in the succeeding paragraphs of this Item 40., we recalculated the “Remaining Prepayment Provision” and “Original Prepayment Provision” for each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to calculate the number of payments in the minimum interest period for the “Remaining Prepayment Provision” of each Stated Minimum Interest Mortgage Loan as the quotient of the:

a.	Minimum Interest Remaining and
b.	Product of the:
i.	Commitment Original Balance, as shown on the Final Data File,
ii.	Fully Funded Mortgage Loan Rate %, as shown on the Final Data File,
iii.	1/12 and
iv.	365/360,

rounded down to the nearest integer.

41.	For the purpose of this procedure, Marathon, on behalf of the Issuer, instructed us to calculate the number of payments in the minimum interest period for the “Original Prepayment Provision” of each Stated Minimum Interest Mortgage Loan as the sum of the:
a.	Number of payments in the minimum interest period for the “Remaining Prepayment Provision” and
b.	Cut-off Date Seasoning

of each Stated Minimum Interest Mortgage Loan, both as shown on the Final Data File.

For the purpose of comparing the “Remaining Prepayment Provision” and “Original Prepayment Provision” for each Mortgage Loan that is not a Stated Minimum Interest Amount Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to:

a.	Use the corresponding information, as shown in the loan agreement and/or loan modification agreement Source Document(s), as applicable,
b.	Use instructions, assumptions and methodologies provided by Marathon, on behalf of the Issuer, and
c.	For any Mortgage Loan for which any component of the calculation of the prepayment fee is based on the Committed Whole Loan, to assume that the entire “Commitment Original Balance ($)” was advanced on the closing date of the Mortgage Loan.

Attachment A Page 21 of 21

41. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Marathon, on behalf of the Issuer, that are described in this Item 40. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property County (see Note 2)	Appraisal Report, Engineering Report, Environmental Report or USPS Internet Site
Property Type (see Note 5)	Appraisal Report
Specific Property Type (see Note 5)	Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
No of Units (see Note 5)	Rent Roll or Appraisal Report
Occupancy % (see Notes 3 and 5)	Rent Roll
Occupancy Source Date	Rent Roll
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report

Third Party Information: (see Note 6)

Characteristic	Source Document(s)

Appraisal Valuation Date (see Note 4)	Appraisal Report
As-Is Appraised Value (see Note 4)	Appraisal Report
Stabilized Appraised Value (see Notes 4 and 5)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Notes 4 and 5)	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Environmental Report
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report

Exhibit 1 to Attachment A Page 2 of 14

Underwriting Information: (see Note 6)

Characteristic	Source Document(s)

Third Most Recent As Of Date	Cash Flow Summary
Third Most Recent Actual Revenues	Cash Flow Summary
Third Most Recent Actual Expenses	Cash Flow Summary
Third Most Recent Actual NOI	Cash Flow Summary
Third Most Recent Actual NCF	Cash Flow Summary
Second Most Recent As Of Date	Cash Flow Summary
Second Most Recent Actual Revenues	Cash Flow Summary
Second Most Recent Actual Expenses	Cash Flow Summary
Second Most Recent Actual NOI	Cash Flow Summary
Second Most Recent Actual NCF	Cash Flow Summary
Most Recent As Of Date	Cash Flow Summary
Most Recent Actual Revenues	Cash Flow Summary
Most Recent Actual Expenses	Cash Flow Summary
Most Recent Actual NOI	Cash Flow Summary
Most Recent Actual NCF	Cash Flow Summary
Underwritten Occupancy %	Cash Flow Summary
Underwritten Revenues	Cash Flow Summary
Underwritten Expenses	Cash Flow Summary
Underwritten NOI	Cash Flow Summary
Underwritten Reserves	Cash Flow Summary
Underwritten NCF	Cash Flow Summary
Underwritten Stabilized Occupancy %	Cash Flow Summary
Underwritten Stabilized Revenues	Cash Flow Summary
Underwritten Stabilized Expenses	Cash Flow Summary
Underwritten Stabilized NOI (see Note 8)	Cash Flow Summary
Underwritten Stabilized Reserves	Cash Flow Summary
Underwritten Stabilized NCF	Cash Flow Summary
Appraisal Stabilized Occupancy %	Appraisal Report
Appraisal Stabilized Revenues	Appraisal Report
Appraisal Stabilized Expenses (see Note 5)	Appraisal Report
Appraisal Stabilized NOI (see Note 9)	Appraisal Report
Appraisal Stabilized Reserves (see Notes 5 and 7)	Appraisal Report
Appraisal Stabilized NCF (see Note 9)	Appraisal Report
Single-Tenant (Y/N)	Rent Roll

Exhibit 1 to Attachment A Page 3 of 14

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant Name	Rent Roll
Largest Tenant SqFt	Rent Roll
Largest Tenant Exp Date	Rent Roll
2nd Largest Tenant Name	Rent Roll
2nd Largest Tenant SqFt	Rent Roll
2nd Largest Tenant Exp Date	Rent Roll
3rd Largest Tenant Name	Rent Roll
3rd Largest Tenant SqFt	Rent Roll
3rd Largest Tenant Exp Date	Rent Roll
4th Largest Tenant Name	Rent Roll
4th Largest Tenant SqFt	Rent Roll
4th Largest Tenant Exp Date	Rent Roll
5th Largest Tenant Name	Rent Roll
5th Largest Tenant SqFt	Rent Roll
5th Largest Tenant Exp Date	Rent Roll

Reserve and Escrow Information: (see Note 1)

Characteristic	Source Document(s)

Tax Escrow (Initial) ($)	Settlement Statement
Insurance Escrow (Initial) ($)	Settlement Statement
Capital Improvement Reserve (Initial) ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Replacement Reserve (Initial) ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
TI/LC Reserve (Initial) ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Engineering/Deferred Maintenance Escrow (Initial)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Environmental Escrow (Initial)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Reserve (Initial) ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Other (Springing) Escrow Reserve 2 (Initial) ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Tax Escrow (Monthly)	Settlement Statement
Insurance Escrow (Monthly)	Settlement Statement

Exhibit 1 to Attachment A Page 4 of 14

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve (Monthly)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly TI/LC Reserve ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Capital Improvement Reserve ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Reserve (Monthly)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Tax Escrow (Current)	Servicer Report
Insurance Escrow (Current)	Servicer Report
Replacement Reserve (Current)	Servicer Report
TI/LC Reserve (Current)	Servicer Report
Engineering/ Deferred Maintenance Escrow (Current)	Servicer Report
Environmental Escrow (Current)	Servicer Report
Capital Improvement Reserve (Current)	Servicer Report
Current Other Reserve ($)	Loan Agreement, Loan Modification Agreement or Servicer Report
Other (Springing) Escrow Reserve Description	Loan Agreement or Loan Modification Agreement
Other (Springing) Escrow Reserve 2 ($)	Loan Agreement, Loan Modification Agreement or Settlement Statement
Current Other (Springing) Escrow Reserve 2 ($)	Loan Agreement or Loan Modification Agreement, Servicer Report
Other (Springing) Escrow Reserve 2 Description	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 5 of 14

Mortgage Loan Information: (see Note 1)

Characteristic	Source Document(s)

Borrower Name	Loan Agreement or Loan Modification Agreement
Related Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Principals (Individuals)	Loan Agreement or Loan Modification Agreement
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Note Date	Loan Agreement or Loan Modification Agreement
Commitment Original Balance ($) (see Note 10)	Loan Agreement or Loan Modification Agreement
Initial Funded Amount ($) (see Note 10)	Settlement Statement
Future Funding Participation Commitment ($)	Loan Agreement or Loan Modification Agreement or Settlement Statement
Future Funding Trigger / Requirements	Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 5)	Loan Agreement or Loan Modification Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement or Loan Modification Agreement
Extension Options	Loan Agreement or Loan Modification Agreement
Extension Options Description	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Loan Agreement or Loan Modification Agreement
First Extension Fee ($)	Loan Agreement or Loan Modification Agreement
First Extension Fee %	Loan Agreement or Loan Modification Agreement
First Extension Period (Months)	Loan Agreement or Loan Modification Agreement
First Extension Floor	Loan Agreement or Loan Modification Agreement
First Extension Cap	Loan Agreement or Loan Modification Agreement
Second Extension Fee ($)	Loan Agreement or Loan Modification Agreement
Second Extension Fee %	Loan Agreement or Loan Modification Agreement
Second Extension Period (Months)	Loan Agreement or Loan Modification Agreement
Second Extension Floor	Loan Agreement or Loan Modification Agreement
Second Extension Cap	Loan Agreement or Loan Modification Agreement
Exit Fee ($) / Deferred Origination Fee ($)	Loan Agreement or Loan Modification Agreement
Lien Position	Settlement Statement
Exit Fee % / Deferred Origination Fee (%)	Loan Agreement or Loan Modification Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement or Loan Modification Agreement
Rounding Factor	Loan Agreement or Loan Modification Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement or Loan Modification Agreement
Rounding Direction	Loan Agreement or Loan Modification Agreement
Lookback Period (see Note 5)	Loan Agreement or Loan Modification Agreement
Amortization Type During Initial Term	Loan Agreement or Loan Modification Agreement
Amortization Type During Extensions	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 6 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

IO Number of Months	Loan Agreement or Loan Modification Agreement
Index for Floating Rate	Loan Agreement or Loan Modification Agreement
LIBOR Cap Provider	Interest Rate Protection Agreement
LIBOR Cap Expiration Date	Loan Agreement or Loan Modification Agreement
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Cap Strike Price %	Loan Agreement or Loan Modification Agreement
LIBOR Floor %	Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Loan Agreement or Loan Modification Agreement
Interest Rate Change Amount	Loan Agreement or Loan Modification Agreement
Interest Rate Change Trigger	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement or Loan Modification Agreement
TIC (Y/N)	Loan Agreement or Loan Modification Agreement
Minimum Interest Payment (see Note 11)	Loan Agreement or Loan Modification Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release and/or Prepayment Description	Loan Agreement or Loan Modification Agreement
Full Recourse (Y/N/Partial)	Loan Agreement or Loan Modification Agreement or Guaranty Agreement
Recourse Provisions	Guaranty Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Type of Lockbox (see Note 12)	Loan Agreement or Loan Modification Agreement
Cash Management (Springing/In-place)	Loan Agreement or Loan Modification Agreement
Lockbox Trigger Event	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Grace Period Default (Days)	Loan Agreement or Loan Modification Agreement
Grace Period Late (Days)	Loan Agreement or Loan Modification Agreement
Grace Period Balloon (Days)	Loan Agreement or Loan Modification Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date With Extension	Ground Lease
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Independent Director (Y/N)	Loan Agreement or Loan Modification Agreement
Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
DST (Y/N)	Loan Agreement or Loan Modification Agreement
IDOT (Y/N)	Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 7 of 14

Notes:

1.	Marathon, on behalf of the Issuer, indicated that:
a.	The Mortgage Loan identified on the Preliminary Data File as “Huntington Glen Apartments” (the “Huntington Glen Apartments Mortgage Loan”),
b.	The Mortgage Loan identified on the Preliminary Data File as “Magnolian & Magnolia Crest Apartments” (the “Magnolian & Magnolia Crest Apartments Mortgage Loan”) and
c.	The Mortgage Loan identified on the Preliminary Data File as “Santa Fe Place Apartments” (the “Santa Fe Place Apartments Mortgage Loan”)

are not funded as of the date of this report (each, an “Unclosed Mortgage Loan”). Marathon, on behalf of the Issuer, indicated that certain Source Documents for the Unclosed Mortgage Loans were not available as of the date of this report. Additionally, certain Source Documents relating to the Unclosed Mortgage Loans that were provided by Marathon, on behalf of the Issuer, reflected incomplete information or were draft versions.

For the Unclosed Mortgage Loans, Marathon, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1 for the related Unclosed Mortgage Loan.

Table A1:
Unclosed Mortgage Loan	Characteristic	Provided Value

Huntington Glen Apartments	Note Date	6/29/2018
	Initial Funded Amount ($)	$20,088,000
	First Extension Fee %	0.35%
	Second Extension Fee %	0.35%
	Exit Fee % / Deferred Origination Fee (%)	0.25%
	LIBOR Cap Expiration Date	7/11/2020
	Lookback Period	2 London Business Days prior to the 11th day of the calendar month in which such Interest Period commences
	Minimum Interest Payment	N/A
	Engineering/Deferred Maintenance Escrow (Initial)	N/A
	Environmental Escrow (Initial)	N/A
	Tax Escrow (Initial) ($)	214,485
	Tax Escrow (Monthly)	30,641
	Insurance Escrow (Initial) ($)	55,519
	Insurance Escrow (Monthly)	11,104
	Replacement Reserve (Initial) ($)	N/A
	Replacement Reserve (Monthly)	7,583
	TI/LC Reserve (Initial) ($)	N/A
	Monthly TI/LC Reserve ($)	N/A
	Capital Improvement Reserve (Initial) ($)	N/A
	Monthly Capital Improvement Reserve ($)	N/A
	Other Reserve (Initial) ($)	N/A
	Current Other Reserve ($)	N/A
	Other (Springing) Escrow Reserve Description	Debt Service Reserve
	Other Reserve (Monthly)	Springing

Exhibit 1 to Attachment A Page 8 of 14

Notes: (continued)

1. (continued)

Table A1: (continued)
Unclosed Mortgage Loan	Characteristic	Provided Value

Huntington Glen Apartments (continued)	Other (Springing) Escrow Reserve 2 Description (Initial)	N/A
	Current Other (Springing) Escrow Reserve 2 ($)	N/A
	Other (Springing) Escrow Reserve 2 Description ($)	N/A
	Tax Escrow (Current)	N/A
	Insurance Escrow (Current)	N/A
	Replacement Reserve (Current)	N/A
	TI/LC (Current)	N/A
	Capital Improvement Reserve (Current)	N/A
	Engineering/Deferred Maintenance Escrow (Current)	N/A
	Environmental Escrow (Current)	N/A
	Lien Position	First
	Title Vesting (Fee/Leasehold/Both)	Fee Simple
	Loan Purpose (Acquisition, Refinance, DPO)	Acquisition
	First Payment Date	8/11/2018
	Initial Maturity Date or Anticipated Repayment Date	7/11/2021
	Exit Fee % / Deferred Origination Fee ($)	55,120
	TIC (Y/N)	Yes

Magnolian & Magnolia Crest Apartments	Note Date	6/15/2018
	Initial Funded Amount ($)	$12,992,000
	First Extension Fee ($)	40,070
	Second Extension Fee ($)	40,070
	First Extension Fee %	0.25%
	Second Extension Fee %	0.25%
	Exit Fee % / Deferred Origination Fee (%)	0.25%
	LIBOR Cap Provider	SMBC Capital Markets, Inc.
	LIBOR Cap Expiration Date	7/10/2021
	First Extension Cap	The Interest Rate Cap shall have been extended for a term not less than the extended Loan Term at a Strike Price that results in a DSCR of no less than 1.05:1.00
	Second Extension Cap	The Interest Rate Cap shall have been extended for a term not less than the extended Loan Term at a Strike Price that results in a DSCR of no less than 1.05:1.00
	Full Recourse (Y/N/Partial)	Partial
	Recourse Provisions	Completion Guaranty

Exhibit 1 to Attachment A Page 9 of 14

Notes: (continued)

1. (continued)

Table A1: (continued)
Unclosed Mortgage Loan	Characteristic	Provided Value

Magnolian & Magnolia Crest Apartments (continued)	Future Funding Trigger / Requirements	On the date such request is received by Lender and on the date such payment is to be made, no Default or Event of Default shall exist.
	Type of Lockbox	Soft
	Lockbox Trigger Event	Event of Default
	Cash Management (Springing/In-place)	Springing
	Engineering/Deferred Maintenance Escrow (Initial)	N/A
	Environmental Escrow (Initial)	N/A
	Tax Escrow (Initial) ($)	53,071
	Tax Escrow (Monthly)	13,268
	Insurance Escrow (Initial) ($)	N/A
	Insurance Escrow (Monthly)	1,425
	Replacement Reserve (Initial) ($)	N/A
	Replacement Reserve (Monthly)	N/A
	TI/LC Reserve (Initial) ($)	N/A
	Monthly TI/LC Reserve ($)	N/A
	Capital Improvement Reserve (Initial) ($)	N/A
	Monthly Capital Improvement Reserve ($)	N/A
	Other Reserve (Initial) ($)	N/A
	Current Other Reserve ($)	N/A
	Other (Springing) Escrow Reserve Description	Interest Reserve
	Other Reserve (Monthly)	Springing
	Other (Springing) Escrow Reserve 2 Description (Initial)	N/A
	Tax Escrow (Current)	N/A
	Insurance Escrow (Current)	N/A
	Replacement Reserve (Current)	N/A
	TI/LC (Current)	N/A
	Capital Improvement Reserve (Current)	N/A
	Engineering/Deferred Maintenance Escrow (Current)	N/A
	Environmental Escrow (Current)	N/A
	Loan Purpose (Acquisition, Refinance, DPO)	Acquisition
	Lien Position	First
	Title Vesting (Fee/Leasehold/Both)	Fee Simple
	Ground Lease Payment (Annual)	N/A
	Ground Lease Initial Expiration Date	N/A
	Ground Lease Extension (Y/N)	No
	# of Ground Lease Extension Options	N/A
	Ground Lease Expiration Date with Extensions	N/A
Santa Fe Place Apartments	Note Date	6/29/2018
	Initial Funded Amount ($)	$10,010,000
	First Extension Fee %	0.35%
	Second Extension Fee %	0.35%

Exhibit 1 to Attachment A Page 10 of 14

Notes: (continued)

1. (continued)

Table A1: (continued)
Unclosed Mortgage Loan	Characteristic	Provided Value

Santa Fe Place Apartments (continued)	Exit Fee % / Deferred Origination Fee (%)	0.25%
	LIBOR Cap Expiration Date	7/11/2020
	Lookback Period	2 London Business Days prior to the 11th day of the calendar month in which such Interest Period commences
	Rounding Factor	1/1000 of 1%
	Minimum Interest Payment	$810,000
	Interest Paid as of Cut-off Date	N/A
	Property Manager	GVA Property Management
	Future Funding Trigger / Requirements	On the date such request is received by Lender and on the date such payment is to be made, no Default or Event of Default shall exist.
	Engineering/Deferred Maintenance Escrow (Initial)	N/A
	Environmental Escrow (Initial)	N/A
	Tax Escrow (Initial) ($)	206,223
	Tax Escrow (Monthly)	29,460
	Insurance Escrow (Initial) ($)	24,198
	Insurance Escrow (Monthly)	4,840
	Replacement Reserve (Initial) ($)	8,175
	Replacement Reserve (Monthly)	8,175
	TI/LC Reserve (Initial) ($)	N/A
	Monthly TI/LC Reserve ($)	N/A
	Capital Improvement Reserve (Initial) ($)	N/A
	Monthly Capital Improvement Reserve ($)	N/A
	Other Reserve (Initial) ($)	N/A
	Current Other Reserve ($)	N/A
	Other (Springing) Escrow Reserve Description	Debt Service Reserve
	Other Reserve (Monthly)	Springing
	Other (Springing) Escrow Reserve 2 Description (Initial)	N/A
	Current Other (Springing) Escrow Reserve 2 ($)	N/A
	Other (Springing) Escrow Reserve 2 Description ($)	N/A
	Tax Escrow (Current)	N/A
	Insurance Escrow (Current)	N/A
	Replacement Reserve (Current)	N/A
	TI/LC (Current)	N/A
	Capital Improvement Reserve (Current)	N/A
	Title Vesting (Fee/Leasehold/Both)	Fee Simple
	First Payment Date	8/11/2018
	Initial Maturity Date or Anticipated Repayment Date	7/11/2021

Exhibit 1 to Attachment A Page 11 of 14

Notes: (continued)

1. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Marathon, on behalf of the Issuer.

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City,
c.	Property State and
d.	Property County

characteristics for each Mortgaged Property on the Preliminary Data File, Marathon, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Occupancy %” characteristic for each Mortgaged Property on the Preliminary Data File with the “Property Type” characteristic as “Multifamily,” Marathon, on behalf of the Issuer, instructed us to:
a.	Exclude units associated with commercial tenants, as applicable, and
b.	Include only units associated with multifamily tenants,

all as shown on the rent roll Source Document.

4.	For the Mortgaged Property securing the Mortgage Loan identified on the Preliminary Data File as “15 Park Row” (the “15 Park Row Mortgage Loan”), the corresponding appraisal report Source Document includes multiple appraised values corresponding to Component A, Component B and Component C (all as described in the appraisal report Source Document) which together comprise the related Mortgaged Property.

For the purpose of comparing the “As-Is Appraised Value” characteristic for the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use the sum of the appraised values corresponding to the “As Is” appraisal premise for Component A, Component B and Component C, as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraisal Valuation Date” characteristic for the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use the date of value corresponding to the “As Is” appraisal premise for Component A, Component B and Component C, as shown in the appraisal report Source Document.

For the purpose of comparing the “Stabilized Appraised Value” characteristic for the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use the sum of the appraised values corresponding to the “As Stabilized” appraisal premise for Component A, Component B and Component C, as shown in the appraisal report Source Document.

Exhibit 1 to Attachment A Page 12 of 14

Notes: (continued)

4. (continued)

For the purpose of comparing the “Appraisal Anticipated Stabilization Date” characteristic for the 15 Park Row Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use the date of value corresponding to the “As Stabilized” appraisal premise for Component C, as shown in the appraisal report Source Document.

For the purpose of comparing the “Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date“ characteristics for the Mortgaged Property securing the Mortgage Loan identified on the Preliminary Data File as “Legend Park Apartments” (the “Legend Park Apartments Mortgage Loan”), Marathon, on behalf of the Issuer, instructed us to use the “As-Is Appraised Value” and “Appraisal Valuation Date,” respectively, as shown in the appraisal report Source Document.

5.	For the Mortgage Loans listed in Table A2, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A2, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A2:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

Freehand New York	Occupancy % Appraisal Stabilized Expenses	48.5% $46,376,000	91.3% $46,375,000

Legend Park Apartments	Stabilized Appraised Value	$57,400,000	$48,200,000
15 Park Row	Property Type Occupancy %	Mixed Use 44.1%	Multifamily 92.0%

358 East 149th Street	Lookback Period	2 London and New York Business Days prior to the 11th day of the calendar month in which such Interest Period commences	2 London Business Days prior to the 11th day of the calendar month in which such Interest Period commences

Austin UpCycle	Appraisal Anticipated Stabilization Date Specific Property Type Occupancy %	10/15/2019 <unable to determine> <unable to determine>	9/1/2020 Urban N/A

650 Clyde Court	No of Units Specific Property Type Occupancy %	<unable to determine> Flex <unable to determine>	34,606 R&D N/A

4804 New Utrecht Avenue	First Payment Date	9/11/2015 and 10/11/2015	10/11/2015

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Marathon, on behalf of the Issuer.

Exhibit 1 to Attachment A Page 13 of 14

Notes: (continued)

6.	For the purpose of comparing the “Third Party Information” and “Underwriting Information” characteristics that are expressed as dollar values, Marathon, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

7.	For the purpose of comparing the “Appraisal Stabilized Reserves” characteristic for the Mortgage Loans identified on the Preliminary Data File as:
a.	Woodland Corporate Tower,
b.	Bank of America Plaza Las Vegas,
c.	Austin UpCycle and
d.	Jeffersonian Apartments,

Marathon, on behalf of the Issuer, instructed us to decrease the appraisal stabilized reserve amounts, as shown in the appraisal report Source Document, by the corresponding TI/LC reserve amount, if any, as shown in the appraisal report Source Document.

8.	For the purpose of comparing the “Underwritten Stabilized NOI” characteristic for each Mortgaged Property, Marathon, on behalf of the Issuer, instructed us to add the reserve amounts to the corresponding as-stabilized NCF, both as shown in the cash flow summary Source Document. If the cash flow summary Source Document did not contain an as-stabilized NCF value, Marathon, on behalf of the Issuer, instructed us to use the as-stabilized NOI, as shown in the cash flow summary Source Document.

9.	For the purpose of comparing the “Appraisal Stabilized NOI” characteristic for each Mortgaged Property, Marathon, on behalf of the Issuer, instructed us to add the reserve amounts to the corresponding as-stabilized NCF, both as shown in the appraisal report Source Document. If the appraisal report Source Document did not contain an as-stabilized NCF value, Marathon, on behalf of the Issuer, instructed us to use the as-stabilized NOI, as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraisal Stabilized NCF” characteristic for each Mortgaged Property, Marathon, on behalf of the Issuer, instructed us to use the corresponding as-stabilized NCF, as shown in the appraisal report Source Document. If the appraisal report Source Document did not contain an as-stabilized NCF value, Marathon, on behalf of the Issuer, instructed us to use the as-is NCF, as shown in the appraisal report Source Document.

Exhibit 1 to Attachment A Page 14 of 14

Notes: (continued)

10.	Marathon, on behalf of the Issuer, provided us with schedules (collectively, the “Client Provided Schedule,” together with the Source Documents, the “Data Sources”) that indicates that the related Whole Loan (the “15 Park Row Whole Loan”) was split into the 15 Park Row Mortgage Loan and the corresponding Non-Trust Pari Passu Participations.

For the purpose of comparing the “Initial Funded Amount ($)” and “Commitment Original Balance ($)” characteristics for the 15 Park Row Mortgage Loan and 15 Park Row Whole Loan, respectively, Marathon, on behalf of the Issuer, instructed us to use the information in the Client Provided Schedule.

11.	For certain Mortgage Loans, the applicable Source Document(s) contain the stated dollar amount of interest that will be used to calculate the prepayment fee (each, a “Stated Minimum Interest Amount Mortgage Loan”). For the purpose of comparing the “Minimum Interest Payment” characteristic for each Stated Minimum Interest Amount Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use the stated dollar amount of interest that will be used to calculate the prepayment fee, as shown in the applicable Source Document(s).

For each Mortgage Loan that is not a Stated Minimum Interest Amount Mortgage Loan, Marathon, on behalf of the Issuer, instructed us to use “N/A” for the “Minimum Interest Payment” characteristic.

12.	For the purpose of comparing the “Type of Lockbox” characteristic, Marathon, on behalf of the Issuer, instructed us to use “Soft” if the applicable Source Documents do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Marathon, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristic

Property Name
Cut-off Date
Cut-off Date Future Funding Remaining Balance ($)
Non-trust Pari Passu Cut-off Date Balance ($)
B Note / Mezz Note Margin
Interest Paid as of Cut-off Date
Seismic Insurance Obtained if PML>=20% (Y/N)
Max Number of TICs
Administrative Fee Rate
Comments
Loan Number
Loan Type

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.